Net Revenues by Geographic Region (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 GERMANY USD ($)	Dec. 31, 2012 GERMANY CNY	Dec. 31, 2011 GERMANY CNY	Dec. 31, 2010 GERMANY CNY	Dec. 31, 2012 USA USD ($)	Dec. 31, 2012 USA CNY	Dec. 31, 2011 USA CNY	Dec. 31, 2010 USA CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 INDIA USD ($)	Dec. 31, 2012 INDIA CNY	Dec. 31, 2011 INDIA CNY	Dec. 31, 2012 South Korea USD ($)	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2012 Japan USD ($)	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2012 Italy USD ($)	Dec. 31, 2012 Italy CNY	Dec. 31, 2011 Italy CNY	Dec. 31, 2010 Italy CNY	Dec. 31, 2012 Greece USD ($)	Dec. 31, 2012 Greece CNY	Dec. 31, 2011 Greece CNY	Dec. 31, 2010 Greece CNY	Dec. 31, 2012 France USD ($)	Dec. 31, 2012 France CNY	Dec. 31, 2011 France CNY	Dec. 31, 2010 France CNY	Dec. 31, 2012 BELGIUM USD ($)	Dec. 31, 2012 BELGIUM CNY	Dec. 31, 2011 BELGIUM CNY	Dec. 31, 2010 BELGIUM CNY	Dec. 31, 2012 Australia USD ($)	Dec. 31, 2012 Australia CNY	Dec. 31, 2011 Australia CNY	Dec. 31, 2010 Australia CNY	Dec. 31, 2012 SPAIN USD ($)	Dec. 31, 2012 SPAIN CNY	Dec. 31, 2011 SPAIN CNY	Dec. 31, 2010 SPAIN CNY	Dec. 31, 2012 Canada USD ($)	Dec. 31, 2012 Canada CNY	Dec. 31, 2011 Canada CNY	Dec. 31, 2010 Canada CNY	Dec. 31, 2011 Netherlands CNY	Dec. 31, 2011 CZECHOSLOVAKIA CNY	Dec. 31, 2010 CZECHOSLOVAKIA CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY
Revenue, Major Customer [Line Items]
Net Revenue	$ 590,420	3,678,380	6,416,485	7,548,545	$ 239,081	1,489,499	2,652,159	4,706,767	$ 82,368	513,163	859,290	436,747	$ 61,391	382,469	599,247	612,695	$ 42,251	263,228	136,249	$ 41,875	260,887	76,954	6,768	$ 39,814	248,047	13,508	83	$ 23,948	149,196	358,121	572,420	$ 12,902	80,381	44,938	19,226	$ 10,033	62,507	303,328	94,694	$ 7,214	44,941	132,932	83,431	$ 4,458	27,773	448,498	407,261	$ 1,130	7,043	152,133	131,166	$ 242	1,506	157,650	92,063	330,920	785	165,906	$ 23,713	147,740	149,773	219,318